Note 14 - Financial Instruments (Details Textual) - CAD ($)		12 Months Ended
	Aug. 22, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Aug. 21, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement				2,500,000
Value of shares under share swap agreement	$ 23,803,000				$ 33,803,000
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000,000	$ 10,000,000
Foreign exchange basis curve length		5 years
Adjustment to mid-market consensus price, significant unobservable inputs, liabilities		5.00%
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		90.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value		$ 36,897,000	36,300,000
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 740,600,000	570,100,000
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 100,000,000
Borrowings, interest rate		6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 160,000,000
Borrowings, interest rate		6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		5.75%
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes		$ 240,332,000
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes		$ (238,089,000)
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 3,800,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		$ 14,200,000
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes		$ 1,939,000	758,000
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		153,767,000	283,431,000
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value		8,307,000	$ 4,737,000
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value		$ 32,888,000
Level 3 of fair value hierarchy [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes		$ 241,661
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes		$ (239,419)